Investments	12 Months Ended
Dec. 31, 2020
Investments
Investments

12.  Investments

	December 31,
	2019	2020
	RMB	RMB

Equity investments accounted for using the equity method (i)	857,412	5,429,647
Equity investments with readily determinable fair values (ii)	115,926	1,206,899
Equity investments without readily determinable fair values (iii)	1,010,145	1,443,592
Available-for-sale debt investment (iv)	—	6,525

Total	1,983,483	8,086,663
(i)	Investments have been accounted for under the equity method where the Group has significant influence on these investees and the investments are considered as in-substance common shares.

In 2019 and 2020, the Group acquired minority stake of a number of privately-held entities with total consideration of RMB332,201 and RMB597,349, respectively. Increase in the amounts of investments in 2020 was mainly attributable to the Group’s investment in Huya. On April 3, 2020, Huya ceased to be a subsidiary of the Company and the Company recognized its investment in Huya as an equity method investment (Note 3(b)). The Company further disposed of certain equity interest in Huya in August 2020 (Note 1(a)) and also deem-disposed of certain interest of Huya’s equity interest as a result of the vesting of Huya’s share-based awards, resulting in a net gain from the disposal and deem disposal of around RMB1,802 million.

12.  Investments (continued)

The following tables set forth the summarised financial information of the Group’s equity method investments:

	December 31,
	2019	2020
	RMB	RMB

Current assets	1,456,771	12,710,995
Non-current assets	806,739	1,976,493
Current liabilities	307,199	2,917,594
Non-current liabilities	3,353	279,378
Non-controlling interests	299	—

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Revenues	987,592	758,550	9,716,934
Gross profit	852,059	627,241	2,673,976
Net income (loss)	541,500	220,262	162,887
Net income (loss) attributable to the investees	541,500	220,279	162,887

(ii)	The Group does not have the ability to exercise significant influence over these investments. Therefore, it has been precluded from applying the equity method of accounting.

In 2020, the Group reclassified equity investments without readily determinable fair values of RMB929,965, including fair value gain of RMB813,322 for the year ended December 31, 2020,to equity investments with readily determinable fair values since quoted prices of the investees from active markets could be observed as these investees became listed in 2020.

In 2019 and 2020, the Group disposed of an investment with readily determinable fair values, for a cash consideration of RMB141,875 and RMB 17,058, respectively.

In 2018, 2019 and 2020, fair value loss of RMB 113,677, fair value gain of RMB21,942 and RMB1,014,918 related to investments with readily determinable fair values were recognized in the consolidated statements of comprehensive income (Note 29), respectively.

(iii)	Equity securities without readily determinable fair values and over which the Company has neither significant influence nor control through investments in common stock or in-substance common stock.

In 2019 and 2020, the Group acquired minority preferred shares or ordinary shares of a number of privately-held entities with total consideration of RMB563,530 and RMB655,736, respectively. The ownership interests were less than 20% of the investees’ total equities or the ownership interests redeemable upon condition. These equity investments are not considered as debt securities or equity securities that have readily determinable fair values. Accordingly the Company elected to account for these investments at cost less impairments, adjusted by observable price changes.

In 2019, the Group completed the acquisition of the remaining 68.3% of equity interests in Bigo and Bigo became a wholly owned subsidiary of the Group. Therefore, the previously held 31.7% of equity interests in Bigo, which was classified as equity investments without readily determinable fair value, was derecognized. Please refer to Note 5(a) for the acquisition of Bigo.

12.  Investments (continued)

In 2019 and 2020, the Group partially disposed of an investment without readily determinable fair values, with a consideration of RMB23,761 and RMB140,132, respectively.

In 2018, fair value gain of RMB1,601,082 due to the observable price change, were recognized in gain on fair value changes of investments (Note 29). Out of the fair value gain of RMB1,601,082 for the year ended December 31, 2018, fair value gain of RMB356,545 was realized and RMB1,244,537 was unrealized. In 2019, fair value gain of RMB2,657,370 due to the observable price change, were recognized in gain on fair value changes of investments (Note 29), which was mainly due to gain on the fair value change on the investment in Bigo before the Company’s acquisition of Bigo . Out of the fair value gain of RMB2,657,370 for the year ended December 31, 2019, fair value gain of RMB2,676,014 was realized and fair value loss of RMB18,644 was unrealized. In 2020, fair value gain of RMB101,735 due to the observable price change, were recognized in gain on fair value changes of investments (Note 29).Out of the fair value gain of RMB101,735 for the year ended December 31, 2020, fair value gain of RMB108,089 was unrealized and fair value loss of RMB6,354 was realized.

The Group assesses the existence of indicators for other-than-temporary impairment of the investments by considering factors including, but not limited to, current economic and market conditions, the operating performance of the entities including current earnings trends and other entity-specific information. In 2018, 2019 and 2020, based on the Group’s assessment, an impairment charge of RMB35,348, RMB62,334 and RMB43,861 was recognized in general and administrative expenses, respectively, against the carrying value of the investments due to significant deterioration in earnings or unexpected changes in business prospects of the investees as compared to the original investment plans.

(iv)	In 2020, the Group entered into convertible bond agreement to acquire convertible bond issued by a private company with a total consideration of RMB6,525. The Group recorded this investment as an available-for-sale debt investment which is measured at fair value since the convertible bond is redeemable at the Group’s option.